UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet Capital Management, L.P.

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-12508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868

Signature, Place and Date of Signing:


/s/ Peter Hofbauer            New York, New York            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $3,413,310
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10575                      Delta Offshore, Ltd.
2.        28-10576                      Delta Institutional, LP
3.        28-10829                      Trafelet & Company Advisors, LLC
4.        28-11644                      Delta Onshore, LP
5.        28-11648                      Delta Pleiades, LP
6.        28-12329                      Trafelet Cayman, Ltd.
7.        28-12330                      Delta US Partners, LP

                                                     FORM 13F INFORMATION TABLE

                                                  Trafelet Capital Management, L.P.
                                                            June 30, 2007
          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COL 7        COLUMN 8
                                                           VALUE    SHRS OR    SH/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN CALL    DISCRETION    MANRS   SOLE SHARED    NONE
BANKRATE INC                   COM             06646V108   71,957    1,501,600 SH        SHARED-DEFINED    1     0     1,501,600 0
BE AEROSPACE INC               COM             73302101    65,089    1,576,000 SH        SHARED-DEFINED    1     0     1,576,000 0
BELDEN INC                     COM             77454106   158,661    2,866,500 SH        SHARED-DEFINED    1     0     2,866,500 0
BON-TON STORES INC             COM             09776J101   75,441    1,883,200 SH        SHARED-DEFINED    1     0     1,883,200 0
CORNING INC                    COM             219350105   31,163    1,219,700 SH        SHARED-DEFINED    1     0     1,219,700 0
CROCS INC                      COM             227046109   51,600    1,200,000 SH        SHARED-DEFINED    1     0     1,200,000 0
BAUER EDDIE HLDGS INC          COM             071625107   21,734    1,691,400 SH        SHARED-DEFINED    1     0     1,691,400 0
FREEPORT-MCMORAN COPPER & GO   COM             35671D857  262,954    3,175,000 SH        SHARED-DEFINED    1     0     3,175,000 0
GILDAN ACTIVEWEAR INC          COM             375916103  204,142    5,953,400 SH        SHARED-DEFINED    1     0     5,953,400 0
GREAT ATLANTIC & PAC TEA INC   COM             390064103   67,939    2,025,600 SH        SHARED-DEFINED    1     0     2,025,600 0
HERTZ GLOBAL HOLDINGS INC      COM             42805T105  196,658    7,401,500 SH        SHARED-DEFINED    1     0     7,401,500 0
HORIZON LINES INC              COM             44044K101   31,122      950,000 SH        SHARED-DEFINED    1     0       950,000 0
INPHONIC INC                   COM             45772G105   12,536    2,678,600 SH        SHARED-DEFINED    1     0     2,678,600 0
KNOT INC                       COM             499184109   16,162      800,500 SH        SHARED-DEFINED    1     0       800,500 0
LAMAR ADVERTISING CO           CL A            512815101   86,609    1,380,000 SH        SHARED-DEFINED    1     0     1,380,000 0
MEADWESTVACO CORP              COM             583334107   92,715    2,625,000 SH        SHARED-DEFINED    1     0     2,625,000 0
NAVIOS MARITIME HOLDINGS INC   COM             Y62196103  101,621    8,412,300 SH        SHARED-DEFINED    1     0     8,412,300 0
NEXCEN BRANDS INC              COM             653351106   21,121    1,896,000 SH        SHARED-DEFINED    1     0     1,896,000 0
NII HLDGS INC                  CL B NEW        62913F201  118,158    1,463,444 SH        SHARED-DEFINED    1     0     1,463,444 0
NRG ENERGY INC                 COM NEW         629377508   48,072    1,156,400 SH        SHARED-DEFINED    1     0     1,156,400 0
NUTRI SYS INC NEW              COM             67069D108  191,892    2,747,200 SH        SHARED-DEFINED    1     0     2,747,200 0
OVERSEAS SHIPHOLDING GROUP I   COM             690368105   99,715    1,225,000 SH        SHARED-DEFINED    1     0     1,225,000 0
PRECISION CASTPARTS CORP       COM             740189105   75,352      620,900 SH        SHARED-DEFINED    1     0       620,900 0
RELIANT ENERGY INC             COM             75952B105  464,273   17,227,200 SH        SHARED-DEFINED    1     0    17,227,200 0
RELIANT ENERGY INC             COM             75952B105   40,425    1,500,000     CALL  SHARED-DEFINED    1     0     1,500,000 0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A        848574109   67,035    1,859,500 SH        SHARED-DEFINED    1     0     1,859,500 0
SUMMER INFANT INC              COM             865646103    4,017      771,000 SH        SHARED-DEFINED    1     0       771,000 0
TORTOISE CAP RES CORP          COM             89147N304    5,810      333,333 SH        SHARED-DEFINED    1     0       333,333 0
ULTRA PETROLEUM CORP           COM             903914109  164,764    2,982,700 SH        SHARED-DEFINED    1     0     2,982,700 0
ULTRA PETROLEUM CORP           COM             903914109   55,240    1,000,000     CALL  SHARED-DEFINED    1     0     1,000,000 0
ULTRAPETROL BAHAMAS LTD        COM             P94398107   51,121    2,157,000 SH        SHARED-DEFINED    1     0     2,157,000 0
U S AIRWAYS GROUP INC          COM             90341W108  136,182    4,498,900 SH        SHARED-DEFINED    1     0     4,498,900 0
VALERO ENERGY CORP NEW         COM             91913Y100  174,310    2,360,000 SH        SHARED-DEFINED    1     0     2,360,000 0
VALERO ENERGY CORP NEW         COM             91913Y100  147,720    2,000,000     CALL  SHARED-DEFINED    1     0     2,000,000 0

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